3. Convertible Promissory Note (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Summary of convertible promissory notes
	June 30,	June 30,
	2015	2014
Arnost Note (a)	$322,000	$322,000
Cavu Notes (b), net of $38,205 debt discounts	211,795	–
Berg Notes (c)(d)	3,722,000	–
Total Debt	4,255,795	322,000
Current portion of debt	322,000	322,000
Long-term portion of debt	$3,933,795	$–

	2014	2013
Arnost Note (a)	$322,000	$322,000
Cavu Notes (b), net of $48,021 debt discounts	201,979	–
Berg Notes (c)(d)	2,372,000	–
Total Debt	2,895,979	322,000
Current portion of debt	322,000	322,000
Long-term portion of debt	$2,573,979	$–